Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1)(2)(3) ($)	Average Summary Compensation Table for Non-CEO NEOs (1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Loss ($)
2023	$563,494	$560,385	$434,774	$433,219	$16.91	$(4,134,578)
2022	$632,827	$425,619	$472,180	$377,162	$13.98	$(6,552,353)
2021	$750,231	$505,360	$514,564	$407,285	$63.24	$(5,645,179)

Named Executive Officers, Footnote [Text Block]
(1)	The CEO for 2023, 2022 and 2021 is Jeffrey Eisenberg. The Non-CEO NEOs for whom average compensation is presented in this table for 2023, 2022 and 2021 are James Parslow and Dr. Curtis Lockshin.

Summary Compensation Table Total for CEO	$ 563,494	$ 632,827	$ 750,231
Compensation Actually Paid to CEO	560,385	425,619	505,360
Average Summary Compensation Table for Non-CEO NEOs	434,774	472,180	514,564
Average Compensation Actually Paid to Non-CEO NEOs	$ 433,219	377,162	407,285
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the table below in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year, if any and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2021, 2022 or 2023. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary Comp. Table Total for CEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to CEO
2023	$563,494	$67,863	$59,661	$1,103	$3,990	$560,385
2022	$632,827	$98,882	$20,922	$(37,387)	$(91,861)	$425,619
2021	$750,231	$234,052	$105,378	$(57,273)	$(58,924)	$505,360

Year	Avg. Summary Comp. Table Total for Other NEOs	Minus Avg. Stock and Option Awards from Summ. Comp. Table	Plus Avg. Year- End Equity Value of Unvested Awards Granted During Year	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years	Plus Avg. Change in Value of Prior Year’s Awards Vested During Year	Average Comp. Actually Paid to Other NEOs
2023	$434,774	$33,932	$29,830	$552	$1,995	$433,219
2022	$472,180	$49,441	$10,461	$(18,693)	$(37,345)	$377,162
2021	$514,564	$117,026	$52,689	$(21,166)	$(21,776)	$407,285

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2021, 2022 and 2023, or that were outstanding as of December 31, 2021, December 31, 2022 or December 31, 2023, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of:

	2023	2022	2021
Expected Volatility	105.80% - 121.52%	123.60% - 135.86%	132.43% - 137.44%
Risk-Free Interest Rate	3.54% - 4.80%	2.15% - 4.05%	1.00% - 1.27%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	3.63 - 5.82	3.5 - 5.12	4.0 – 5.12

_______________

(4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year of an investment of $100 in Xenetic common stock on December 31, 2020.

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Net Loss

The Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our Non-CEO NEOs increased in 2023, which corresponded to the increase in the Company’s TSR and decrease in Net Loss in 2023. The CEO and Non-CEO NEOs Non-Equity Incentive Plan Compensation is determined based on our strategic, financial and operating performance objectives that have been established by the Compensation Committee. While not directly tied to stock price performance and/or net loss, these performance objectives have been established as core drivers of TSR.

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 16.91	13.98	63.24
Net Loss	$ (4,134,578)	$ (6,552,353)	$ (5,645,179)
PEO Name	Jeffrey Eisenberg	Jeffrey Eisenberg	Jeffrey Eisenberg
PEO [Member] | Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (67,863)	$ (98,882)	$ (234,052)
PEO [Member] | Equity Value Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,661	20,922	105,378
PEO [Member] | Change In Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,103	(37,387)	(57,273)
PEO [Member] | Change In Value Of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,990	(91,861)	(58,924)
Non-PEO NEO [Member] | Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,932)	(49,441)	(117,026)
Non-PEO NEO [Member] | Equity Value Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,830	10,461	52,689
Non-PEO NEO [Member] | Change In Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	552	(18,693)	(21,166)
Non-PEO NEO [Member] | Change In Value Of Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,995	$ (37,345)	$ (21,776)